Expense Example - FidelityEmergingMarketsDiscoveryFundFidelityTotalEmergingMarketsFund-RetailComboPRO - FidelityEmergingMarketsDiscoveryFundFidelityTotalEmergingMarketsFund-RetailComboPRO - Fidelity Emerging Markets Discovery Fund - Fidelity Emerging Markets Discovery Fund
Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 99
3 years	309
5 years	536
10 years	$ 1,190